Other Income, Net Of Losses (Tables)	12 Months Ended
Dec. 31, 2015
Other Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income, by Component [Table Text Block]
Details of other income, net of losses, were as follows.

Year ended December 31, ($ in millions)	2015	2014	2013
Remarketing fees	$101	$112	$82
Late charges and other administrative fees	90	88	94
Income from equity-method investments	52	18	15
Mortgage processing fees and other mortgage income	—	—	81
Fair value adjustment on derivatives (a)	(8)	(31)	24
Other, net	79	93	87
Total other income, net of losses	$314	$280	$383

(a)	Refer to Note 22 for a description of derivative instruments and hedging activities.